Income Taxes (Schedule Of Valuation Allowance) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Abstract]
Balance at beginning of year	¥ 3,900	¥ 986	¥ 1,509
Addition	2,321	753	447
Deduction	(220)	(905)	(970)
Addition from acquisition		3,066
Balance at end of year	¥ 6,001	¥ 3,900	¥ 986